Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Rent expense	$ 187	$ 183	$ 242	$ 312
Office and Computer Equipment [Member]
Accumulated amortization	498		521
Research and Development Equipment [Member]
Accumulated amortization	$ 252		$ 200